COMMITMENTS AND CONTINGENCIES	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
CommitmentAndContingenciesLineItem [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on July 26, 2024, the holders of the Founder Shares, Private Placement Units (including securities contained therein), and units (including securities contained therein) that may be issued on conversion of working capital loans or extension loans  are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of this offering requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company’s register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company completion of initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter Agreement

The underwriters are entitled to aggregate 3.5% of the gross proceeds of the IPO and the Over-Allotment Option, including:

The underwriters are entitled to a cash underwriting discount of 1.5% of the gross proceeds of the Initial Public Offering, upon the consummation of IPO.

As of July 26, 2024, the Company paid a cash underwriting commission of 1.5% of the gross proceeds of the IPO, or $1,035,000. The Company issued 69,000 ordinary shares of $0.0001 par value each to A.G.P at the closing of the IPO as part of representative compensation. The shares were accounted for as of July 26, 2024, and received by A.G.P on the IPO day.

The underwriters are entitled to a cash underwriting discount of 1.0% of the gross proceeds of the of the Initial Public Offering, which will be deferred and payable until the closing of the initial Business Combination, without accrued interest.

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the long-term impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these audited financial statements. The audited financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on July 26, 2024, the holders of the Founder Shares, Private Placement Units (including securities contained therein), and units (including securities contained therein) that may be issued on conversion of working capital loans or extension loans (and) are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of this offering requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company’s register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company completion of initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter Agreement

The underwriters are entitled to aggregate 3.5% of the gross proceeds of the IPO and the Over-Allotment Option, including:

The underwriters are entitled to a cash underwriting discount of 1.5% of the gross proceeds of the Initial Public Offering, upon the consummation of IPO.

As of July 26, 2024, the Company paid a cash underwriting commission of 1.5% of the gross proceeds of the IPO, or $1,035,000. The Company issued 69,000 ordinary shares of $0.0001 par value each to A.G.P at the closing of the IPO as part of representative compensation. The shares were accounted for as of July 26, 2024, and received by A.G.P on the IPO day.

The underwriters are entitled to a cash underwriting discount of 1.0% of the gross proceeds of the of the Initial Public Offering, which will be deferred and payable until the closing of the initial Business Combination, without accrued interest.

PRIMEGEN US, INC. [Member]
CommitmentAndContingenciesLineItem [Line Items]
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office and research facilities from a related party under an operating lease with the expected term through June 30, 2028 at a monthly lease payment of $15,812. As of March 31, 2026, the lease has an expected remaining lease term of 2.2 years and the present value of future lease payments is discounted using the risk-free rate upon the lease date of 4.37%. Lease expense recognized for the six months ended June 30, 2026 and 2025 was $92,186 (unaudited) and $97,198 (unaudited), respectively.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2026:

Year
Remainder of 2026	$94,871
2027	189,741
2028	80,676
Total lease payments	365,288
Less: Imputed interest	(15,539)
Total	$349,749

Research Agreement

On July 1, 2025, the Company entered into a sponsored research agreement (the “SRA”) with the University of Southern California (“USC”), under which USC performed research activities in accordance with specific guidelines. The research activities were completed as of June 30, 2026. As of that date, the Company had an outstanding payable to USC of $693,323 for services performed under the SRA, which is included in accounts payable on the accompanying balance sheet. Other than the amount payable to USC, the Company has no further obligation under the SRA.

Litigation

In the ordinary course of business, the Company may be or has been involved in legal proceedings from time to time. As of the date of this report, there have been no material legal proceedings relating to the Company.

10. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office and research facilities from a related party under an operating lease with the expected term through June 30, 2028 at a monthly lease payment of $15,812. As of December 31, 2025, the lease has an expected remaining lease term of 2.4 years and the present value of future lease payments is discounted using the risk-free rate upon the adoption date of 4.37%. Lease expense recognized for the year ended December 31, 2025 and 2024 was $191,739 and $191,068, respectively.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of December 31, 2025:

Year
2026	$189,741
2027	189,741
2028	80,676
Total lease payments	460,158
Less: Imputed interest	(24,272)
Total	$435,886

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Research Agreement

On July 1, 2025, the Company entered into a sponsored research agreement (the “SRA”) with the University of Southern California (“USC”). Under the terms of the SRA, USC will perform research in accordance with specific guidelines. In exchange, the Company will compensate USC an amount not to exceed $930,005. As of December 31, 2025, the Company had recorded $440,042 related to the SRA, and has an additional $489,962 remaining on this commitment. The research and the payments are scheduled to be completed by June 30, 2026.

Litigation

In the ordinary course of business, the Company may be or has been involved in legal proceedings from time to time. As of the date of this annual report, there have been no material legal proceedings relating to the Company.